UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of January 31, 2019 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)
Equity Securities 78.2%
Australia 1.5%
BHP Group PLC (Cost $3,535,456)	190,328	4,246,500
Brazil 6.5%
Banco do Brasil SA	388,089	5,527,431
CCR SA	57,982	236,578
Itau Unibanco Holding SA (ADR)	478,004	5,085,962
Itau Unibanco Holding SA (Preferred)	144,483	1,538,424
Lojas Americanas SA (Preferred)	192,337	1,112,061
Multiplan Empreendimentos Imobiliarios SA	1,848	13,198
Petroleo Brasileiro SA (ADR)	168,366	2,744,366
Vale SA (ADR)	167,982	2,089,696
(Cost $14,861,862)		18,347,716
China 26.5%
Alibaba Group Holding Ltd. (ADR)*	92,607	15,603,353
Baidu, Inc. (ADR)*	14,461	2,496,402
Bank of China Ltd. "H"	6,144,000	2,845,203
China Construction Bank Corp. "H"	7,351,577	6,625,015
China Merchants Bank Co., Ltd. "H"	964,120	4,250,759
China Petroleum & Chemical Corp. "H"	1,332,000	1,123,359
Ctrip.com International Ltd. (ADR)*	11,500	382,950
Datang International Power Generation Co., Ltd. "H"	1,116,000	291,287
Industrial & Commercial Bank of China Ltd. "H"	8,755,095	6,793,875
KWG Group Holdings Ltd.*	2,069,000	2,050,865
NetEase, Inc. (ADR)	10,999	2,770,978
New Oriental Education & Technology Group, Inc. (ADR)*	41,046	3,162,184
PetroChina Co., Ltd. "H"	5,091,300	3,295,963
Ping An Insurance (Group) Co. of China Ltd. "H"	700,532	6,840,431
Tencent Holdings Ltd.	297,200	13,230,691
Zhuzhou CRRC Times Electric Co., Ltd. "H"	474,500	2,645,643
(Cost $64,006,292)		74,408,958
Hong Kong 5.9%
AIA Group Ltd.	160,400	1,455,993
China Mobile Ltd.	484,152	5,093,639
China Overseas Land & Investment Ltd.	1,059,475	4,010,020
Galaxy Entertainment Group Ltd.	300,000	2,080,105
Melco Resorts & Entertainment Ltd. (ADR)	185,820	4,009,996
(Cost $15,301,107)		16,649,753
India 6.2%
HDFC Bank Ltd. (ADR)	61,591	6,049,468
ICICI Bank Ltd.	240,257	1,231,393
ICICI Bank Ltd. (ADR)	169,470	1,730,289
ITC Ltd.	192,000	752,891
Larsen & Toubro Ltd.	32,190	594,163
Maruti Suzuki India Ltd.	10,439	977,356
Reliance Industries Ltd. 144A, (GDR)	75,616	2,604,971
Tata Consultancy Services Ltd.	114,744	3,251,329
UltraTech Cement Ltd.	8,316	413,057
(Cost $16,055,509)		17,604,917
Indonesia 2.6%
PT Bank Central Asia Tbk	1,683,114	3,401,726
PT Bank Rakyat Indonesia Persero Tbk	6,957,700	1,924,438
PT Telekomunikasi Indonesia Persero Tbk	6,754,600	1,887,870
(Cost $6,002,108)		7,214,034
Korea 10.2%
Hyundai Motor Co.	3,718	432,464
KB Financial Group, Inc.	23,000	991,356
KT Corp.	20,066	515,520
LG Chem Ltd.	9,158	3,030,679
LG Household & Health Care Ltd.	906	1,027,695
Naver Corp.	9,590	1,172,943
Netmarble Corp. 144A*	2,615	251,559
POSCO	4,240	1,041,670
Samsung Electro-Mechanics Co., Ltd.	14,809	1,449,073
Samsung Electronics Co., Ltd.	313,031	13,024,010
Samsung Fire & Marine Insurance Co., Ltd.	8,787	2,152,778
Shinhan Financial Group Co., Ltd.	26,554	1,028,297
Shinsegae, Inc.	2,209	525,557
SK Hynix, Inc.	29,633	1,976,408
(Cost $25,881,544)		28,620,009
Mexico 1.3%
Fomento Economico Mexicano SAB de CV (ADR)	31,746	2,889,521
Gruma SAB de CV "B"	15,238	186,141
Grupo Financiero Inbursa SAB de CV "O"	505,109	729,839
(Cost $4,196,624)		3,805,501
Philippines 0.9%
BDO Unibank, Inc. (Cost $2,444,745)	974,920	2,527,937
Russia 3.0%
Gazprom PJSC (ADR)	409,072	2,002,407
LUKOIL PJSC (ADR)	20,100	1,612,020
Rosneft Oil Co. PJSC (GDR) REG S	403,253	2,520,331
Sberbank of Russia PJSC (ADR)	109,464	1,486,521
Yandex NV "A"* (a)	21,932	736,477
(Cost $7,869,681)		8,357,756
South Africa 3.4%
Dis-Chem Pharmacies Ltd. 144A	204,702	397,414
FirstRand Ltd.	565,114	2,966,259
Naspers Ltd. "N"	20,774	4,768,938
Shoprite Holdings Ltd.	35,000	433,086
Truworths International Ltd.	109,301	661,101
Woolworths Holdings Ltd.	71,988	273,411
(Cost $8,789,470)		9,500,209
Taiwan 6.3%
ASE Industrial Holdings Co., Ltd.*	239,761	474,508
Catcher Technology Co., Ltd.	41,000	315,578
Chunghwa Telecom Co., Ltd.	891,000	3,107,350
Formosa Plastics Corp.	470,000	1,572,564
Fubon Financial Holding Co., Ltd.	1,130,000	1,651,591
Hon Hai Precision Industry Co., Ltd.	256,000	589,831
Taiwan Semiconductor Manufacturing Co., Ltd.	774,803	5,664,458
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	90,475	3,403,670
Vanguard International Semiconductor Corp.	451,000	989,168
(Cost $16,531,469)		17,768,718
Thailand 3.6%
CP ALL PCL (NVDR)	848,200	2,113,655
Kasikornbank PCL (NVDR)	431,600	2,764,497
PTT PCL (NVDR)	1,186,600	1,845,068
The Siam Cement PCL (NVDR)	229,700	3,443,579
(Cost $9,312,364)		10,166,799
Turkey 0.2%
KOC Holding AS	100,545	336,409
Turkiye Garanti Bankasi AS	97,879	171,638
(Cost $716,326)		508,047
United Arab Emirates 0.1%
Emaar Malls PJSC (Cost $589,330)	687,850	293,850
Total Equity Securities (Cost $196,093,887)		220,020,704
Exchange-Traded Funds 8.7%
iShares MSCI Emerging Markets ETF	240,016	10,344,690
VanEck Vectors Vietnam ETF (b)	167,007	2,645,391
Vanguard FTSE Emerging Markets ETF	275,000	11,489,500
Total Exchange-Traded Funds (Cost $22,767,046)		24,479,581
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (c) (d) (Cost $1,686,300)	1,686,300	1,686,300
Cash Equivalents 8.4%
DWS Central Cash Management Government Fund, 2.41% (c) (Cost $23,612,003)	23,612,003	23,612,003
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $244,159,236)	95.9	269,798,588
Other Assets and Liabilities, Net	4.1	11,389,758
Net Assets	100.0	281,188,346

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (c) (d)
387,000	1,299,300	(e)	—	—	—	2,920	—	1,686,300	1,686,300
Cash Equivalents 8.4%
DWS Central Cash Management Government Fund, 2.41% (c)
5,777,704	120,135,891		102,301,592	—	—	183,503	—	23,612,003	23,612,003
6,164,704	121,435,191		102,301,592	—	—	186,423	—	25,298,303	25,298,303

* Non-income producing security.
(a) Listed on the NASDAQ Stock Market, Inc.
(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2019 amounted to $1,618,848, which is 0.6% of net assets.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
MSCI: Morgan Stanley Capital International
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2019 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities
Financials	71,771,120	33%
Consumer Discretionary	33,989,476	15%
Communication Services	31,263,429	14%
Information Technology	31,138,031	14%
Energy	17,748,486	8%
Materials	15,837,745	7%
Consumer Staples	7,800,403	4%
Real Estate	6,367,934	3%
Industrials	3,812,793	2%
Utilities	291,287	0%
Total	220,020,704	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Australia	$—	$4,246,500	$—	$4,246,500
Brazil	9,920,024	8,427,692	—	18,347,716
China	24,415,867	49,993,091	—	74,408,958
Hong Kong	4,009,996	12,639,757	—	16,649,753
India	10,384,728	7,220,189	—	17,604,917
Indonesia	—	7,214,034	—	7,214,034
Korea	—	28,620,009	—	28,620,009
Mexico	3,805,501	—	—	3,805,501
Philippines	—	2,527,937	—	2,527,937
Russia	8,357,756	—	—	8,357,756
South Africa	—	9,500,209	—	9,500,209
Taiwan	3,403,670	14,365,048	—	17,768,718
Thailand	—	10,166,799	—	10,166,799
Turkey	—	508,047	—	508,047
United Arab Emirates	—	293,850	—	293,850
Exchange-Traded Funds	24,479,581	—	—	24,479,581
Short-Term Investments (f)	25,298,303	—	—	25,298,303
Total	$114,075,426	$155,723,162	$—	$269,798,588

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019